OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities	$499	$437
Lease liabilities(1)	690	875
Derivative liability	277	272
Provisions	16	105
Deferred revenue	16	14
Loans and notes payable	1	—
Total other non-current liabilities	$1,499	$1,703
(1)For the year ended December 31, 2021, interest expense relating to total lease liabilities (see Note 18, Accounts Payable And Other Liabilities for the current portion) was $59 million (2020 - $58 million).